GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 6.99%
	American Credit Acceptance Receivables Trust(a)
	Series 2021-1 Class D
$ 2,000,000	1.14%, 03/15/2027	$ 2,000,575
	Series 2021-3 Class D
2,000,000	1.34%, 11/15/2027	1,990,127
1,975,000	Carlyle Global Market Strategies Ltd(a)(b) Series 2013-2A Class CR 1.78%, 01/18/2029 3-mo. LIBOR + 1.65%	1,961,868
2,000,000	Carlyle US Ltd(a)(b) Series 2021-1A Class A2 1.64%, 04/15/2034 3-mo. LIBOR + 1.45%	2,000,604
1,000,000	CarMax Auto Owner Trust Series 2020-4 Class D 1.75%, 04/15/2027	1,011,951
1,750,000	CIFC Funding Ltd(a)(b) Series 2013-2A Class A3LR 2.08%, 10/18/2030 3-mo. LIBOR + 1.95%	1,750,044
858	Citicorp Residential Mortgage Trust(c) Series 2006-2 Class A6 5.22%, 09/25/2036	861
1,200,000	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	1,195,848
	DT Auto Owner Trust(a)
	Series 2020-3A Class D
1,625,000	1.84%, 06/15/2026	1,652,793
	Series 2021-1A Class D
2,000,000	1.16%, 11/16/2026	1,993,334
	Series 2021-3A Class D
2,250,000	1.31%, 05/17/2027	2,238,765
1,170,000	Exeter Automobile Receivables Trust Series 2021-1A Class D 1.08%, 11/16/2026	1,168,033
2,000,000	KKR Ltd(a)(b) Series 31A Class B 1.70%, 04/20/2034 3-mo. LIBOR + 1.50%	2,000,914
2,000,000	Madison Park Funding XLVIII Ltd(a)(b) Series 2021-48A Class C 2.13%, 04/19/2033 3-mo. LIBOR + 2.00%	2,000,100
2,000,000	Magnetite XXII Ltd(a)(b) Series 2019-22A Class CR 2.08%, 04/15/2031 3-mo. LIBOR + 1.95%	2,001,078
2,000,000	Marathon Ltd(a)(b) Series 2021-16A Class A2 1.90%, 04/15/2034 3-mo. LIBOR + 1.70%	1,992,806
	Santander Drive Auto Receivables Trust
	Series 2021-2 Class D
900,000	1.35%, 07/15/2027	903,376
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-3 Class D
$ 1,100,000	1.33%, 09/15/2027	$ 1,099,011
	Venture Ltd(a)(b)
	Series 2017-28AA Class C1
2,174,000	2.53%, 10/20/2029 3-mo. LIBOR + 2.40%	2,174,117
	Series 2018-32A Class C
1,975,000	2.08%, 07/18/2031 3-mo. LIBOR + 1.95%	1,957,458
750,000	Westlake Automobile Receivables Trust(a) Series 2021-2A Class D 1.23%, 12/15/2026	748,972
500,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	497,550
		34,340,185
U.S. Government Agency — 0.03%
152,794	Federal Home Loan Mortgage Corp Structured Pass Through Certificates(b) Series T-34 Class A1V 0.33%, 07/25/2031 1-mo. LIBOR + 0.24%	150,263
TOTAL ASSET-BACKED SECURITIES — 7.02% (Cost $34,385,174)		$34,490,448
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.63%
1,820,151	BX Commercial Mortgage Trust(a)(b) Series 2020-BXLP Class C 1.20%, 12/15/2036 1-mo. LIBOR + 1.12%	1,819,579
1,230,000	Citigroup Commercial Mortgage Trust(a) Series 2019-PRM Class A 3.34%, 05/10/2036	1,300,171
		3,119,750
U.S. Government Agency — 50.27%
	Federal Home Loan Mortgage Corp
1,371	9.50%, 04/01/2025	1,389
332,866	3.00%, 12/01/2026	352,449
265,267	2.50%, 01/01/2029	277,087
402,525	3.00%, 07/01/2029	428,440
460,460	3.50%, 02/01/2032	496,454
12,613	7.50%, 03/01/2032	12,664
59,794	5.50%, 08/01/2033	68,919
37,468	5.50%, 01/01/2034	43,280
418,489	4.00%, 05/01/2034	458,696
90,838	5.50%, 10/01/2034	105,231
1,480,132	2.50%, 06/01/2035	1,549,807
180,648	5.00%, 09/01/2035	206,208

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 186,115	5.00%, 12/01/2035	$ 212,340
1,312,113	2.00%, 01/01/2036	1,352,422
12,640	5.00%, 01/01/2036	14,429
157,700	6.00%, 01/01/2036	186,390
76,986	6.00%, 03/01/2036	90,234
80,353	6.00%, 07/01/2036	94,976
933,535	3.00%, 09/01/2036	989,349
15,751	5.50%, 05/01/2038	18,393
19,094	6.00%, 05/01/2038	22,571
52,423	5.00%, 06/01/2038	59,941
368,266	4.50%, 02/01/2040	413,020
513,466	5.00%, 03/01/2040	585,014
175,132	4.00%, 02/01/2041	192,819
318,068	3.50%, 06/01/2042	345,517
172,664	3.50%, 11/01/2042	187,567
874,431	4.00%, 05/01/2044	964,257
462,451	3.00%, 10/01/2046	489,984
728,029	3.00%, 11/01/2046	771,238
1,414,017	3.00%, 12/01/2046	1,494,315
2,043,007	3.50%, 11/01/2047	2,175,492
2,034,500	2.50%, 11/01/2050	2,099,519
1,821,167	2.00%, 05/01/2051	1,827,436
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K050 Class A2
2,000,000	3.33%, 08/25/2025(d)	2,172,224
	Series K062 Class AM
2,000,000	3.51%, 12/25/2026	2,216,994
	Series K064 Class A2
1,750,000	3.22%, 03/25/2027	1,922,828
	Series K067 Class A2
4,925,000	3.19%, 07/25/2027	5,425,333
	Series K069 Class A2
2,820,000	3.19%, 09/25/2027(d)	3,108,399
	Series K069 Class AM
2,000,000	3.25%, 09/25/2027(d)	2,202,271
	Series K070 Class A2
2,050,000	3.30%, 11/25/2027(d)	2,274,699
	Series K071 Class A2
1,680,000	3.29%, 11/25/2027	1,863,870
	Series K072 Class A1
1,284,636	3.25%, 11/25/2027	1,381,785
	Series K073 Class A2
1,750,000	3.35%, 01/25/2028	1,949,172
	Series K073 Class AM
2,500,000	3.45%, 01/25/2028(d)	2,785,963
	Series K074 Class A2
1,950,000	3.60%, 01/25/2028	2,203,654
	Series K078 Class A2
2,000,000	3.85%, 06/25/2028	2,295,442
	Series K078 Class AM
1,750,000	3.92%, 06/25/2028	2,011,143
	Series K084 Class A2
1,750,000	3.78%, 10/25/2028(d)	1,998,650
	Series K091 Class A1
2,809,673	3.34%, 10/25/2028	3,078,803
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series K095 Class A1
$ 1,298,968	2.63%, 11/25/2028	$ 1,379,294
	Series K728 Class AM
5,000,000	3.13%, 08/25/2024(d)	5,312,112
	Series K737 Class A2
1,750,000	2.53%, 10/25/2026	1,857,637
1,694,144	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit Series 4902 Class BA 3.00%, 01/25/2049	1,783,701
	Federal National Mortgage Association
1,338	8.50%, 08/01/2024	1,426
149,394	3.00%, 06/01/2027	158,207
694,710	3.00%, 08/01/2029	733,942
507,035	2.50%, 06/01/2030	532,554
469,395	3.00%, 10/01/2030	496,852
45,009	7.00%, 02/01/2031	50,332
43,644	7.00%, 09/01/2031	51,271
94,754	6.50%, 12/01/2031	106,588
53,004	7.00%, 12/01/2031	59,688
165,071	6.50%, 01/01/2032	185,407
36,796	7.00%, 01/01/2032	37,290
36,399	6.50%, 02/01/2032	41,303
1,348,181	3.00%, 05/01/2032	1,439,108
214,545	3.00%, 08/01/2032	226,787
124,837	6.00%, 03/01/2033	146,268
79,349	5.50%, 07/01/2033	91,330
170,670	5.00%, 09/01/2033	191,025
40,283	5.50%, 09/01/2033	46,388
140,833	5.50%, 11/01/2033	162,483
70,383	5.50%, 03/01/2034	81,277
1,785,661	3.00%, 06/01/2034	1,906,886
753,969	3.00%, 10/01/2034	796,740
47,700	5.50%, 10/01/2034	55,225
2,622,533	3.00%, 11/01/2034	2,771,143
89,528	5.50%, 12/01/2034	103,759
151,641	5.50%, 02/01/2035	175,564
2,430,236	2.00%, 09/01/2035	2,504,894
89,899	5.00%, 09/01/2035	102,099
197,515	5.00%, 10/01/2035	225,297
72,228	5.50%, 10/01/2035	83,950
73,637	5.50%, 01/01/2036	85,589
93,151	6.00%, 01/01/2036	109,977
29,050	6.00%, 02/01/2036	34,305
31,826	6.00%, 03/01/2036	37,604
126,139	5.50%, 05/01/2036	146,497
4,871,276	2.00%, 07/01/2036	5,020,924
10,600,000	2.00%, 10/01/2036	10,914,171
44,424	6.00%, 05/01/2037	52,497
72,734	5.00%, 07/01/2037	82,671
159,430	5.50%, 03/01/2038	185,930
181,396	5.50%, 06/01/2038	211,513
150,161	5.00%, 04/01/2039	171,336
355,666	4.50%, 05/01/2039	399,851
140,992	4.50%, 06/01/2039	157,716
124,187	4.50%, 08/01/2039	139,224
382,029	5.00%, 11/01/2039	436,994

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 171,842	5.00%, 12/01/2039	$ 195,806
212,458	5.00%, 06/01/2040	242,969
877,340	4.50%, 08/01/2040	979,029
91,379	4.50%, 09/01/2040	102,449
321,381	5.00%, 09/01/2040	363,358
240,766	4.50%, 11/01/2040	269,921
189,134	5.00%, 01/01/2041	211,700
217,703	4.50%, 02/01/2041	244,088
48,885	4.00%, 03/01/2041	53,625
1,094,904	4.50%, 03/01/2041	1,225,030
278,842	4.00%, 09/01/2041	307,950
350,393	4.50%, 10/01/2041	392,859
775,647	3.50%, 12/01/2041	842,351
1,056,710	4.00%, 12/01/2041	1,169,475
598,866	4.00%, 07/01/2042	662,817
362,736	3.50%, 09/01/2042	379,461
421,819	3.50%, 10/01/2042	459,392
535,506	3.00%, 03/01/2043	571,368
546,637	3.00%, 05/01/2043	583,532
400,978	3.00%, 07/01/2043	414,709
535,239	3.00%, 08/01/2043	571,160
370,305	3.00%, 09/01/2043	395,299
474,911	3.50%, 08/01/2045	510,552
650,451	3.00%, 10/01/2046	687,814
2,099,104	4.00%, 08/01/2047	2,268,449
1,702,000	3.50%, 01/01/2048	1,808,894
879,821	3.50%, 03/01/2048	935,976
645,756	3.00%, 12/01/2049	676,980
2,295,324	3.00%, 01/01/2050	2,416,381
1,842,423	2.50%, 08/01/2050	1,901,304
1,808,971	2.50%, 10/01/2050	1,867,456
1,843,036	2.00%, 05/01/2051	1,849,830
20,400,000	2.00%, 10/01/2051	20,455,694
11,950,000	2.50%, 10/01/2051	12,331,903
1,384,472	3.50%, 08/01/2056	1,508,057
1,461,941	3.00%, 02/01/2057	1,580,577
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
1,850,000	2.47%, 04/25/2026	1,941,555
	Series 2018-M2 Class A2
1,755,000	3.00%, 01/25/2028(d)	1,902,972
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2018-39 Class EA
719,587	3.00%, 06/25/2048	753,693
	Series 2018-43 Class JD
973,072	3.00%, 06/25/2048	1,019,222
	Series 2018-51 Class A
930,010	3.00%, 07/25/2048	972,958
	Government National Mortgage Association
1,847	8.00%, 11/20/2023	1,925
1,030	7.50%, 10/20/2028	1,122
1,454	7.50%, 12/20/2028	1,597
94,780	5.00%, 10/20/2033	106,652
71,160	5.00%, 02/20/2034	80,075
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 80,824	5.50%, 11/20/2034	$ 94,938
69,922	5.50%, 04/20/2035	80,108
65,219	5.00%, 12/20/2035	73,404
43,682	5.50%, 05/20/2039	51,323
923,810	4.00%, 12/15/2040	1,023,917
485,824	4.00%, 01/15/2041	537,794
505,413	4.00%, 03/20/2041	554,052
149,470	4.00%, 05/20/2041	163,847
558,335	4.00%, 07/20/2041	611,197
376,778	4.00%, 09/15/2041	416,209
473,224	3.00%, 01/20/2046	498,079
502,931	3.50%, 01/20/2046	536,537
550,565	3.00%, 09/20/2046	579,558
	Series 2018-94 Class AC
1,281,526	3.50%, 07/20/2048	1,368,669
	Uniform Mortgage-Backed Security(e)
35,700,000	2.00%, TBA	36,106,160
34,350,000	2.50%, TBA	35,470,244
	Vendee Mortgage Trust
	Series 1993-3A Class 1
95,384	4.98%, 09/15/2023(d)	98,293
	Series 1996-3 Class 1Z
388,007	6.75%, 09/15/2026	424,533
	Series 2002-1 Class 1A
262,661	6.00%, 10/15/2031	298,449
	Series 2008-1 Class GD
74,661	5.25%, 01/15/2032	75,082
		246,846,082
TOTAL MORTGAGE-BACKED SECURITIES — 50.90% (Cost $247,308,801)		$249,965,832
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,500,000	2.13%, 03/10/2023	1,540,833
500,000	5.75%, 06/12/2026	609,888
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.44% (Cost $2,042,626)		$2,150,721
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
2,750,000	1.75%, 01/31/2023	2,808,008
6,500,000	2.75%, 04/30/2023	6,761,016
7,900,000	2.75%, 07/31/2023	8,260,129
5,300,000	2.75%, 02/15/2024	5,598,125
3,100,000	0.25%, 06/15/2024	3,082,805
7,800,000	1.50%, 09/30/2024	8,028,211
8,000,000	2.75%, 02/28/2025	8,573,750
5,650,000	2.75%, 06/30/2025	6,071,984
3,900,000	2.88%, 07/31/2025	4,212,914
6,500,000	2.25%, 11/15/2025	6,875,019

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 3,500,000	2.63%, 12/31/2025	$ 3,758,809
35,000,000	0.63%, 07/31/2026	34,439,453
45,000,000	0.75%, 08/31/2026	44,518,360
2,500,000	1.63%, 09/30/2026	2,577,734
4,300,000	2.00%, 11/15/2026	4,511,641
1,550,000	1.63%, 08/15/2029	1,578,699
2,000,000	3.13%, 02/15/2043	2,383,203
2,700,000	2.88%, 05/15/2043	3,098,566
4,200,000	2.50%, 02/15/2045	4,535,672
4,000,000	2.50%, 02/15/2046	4,325,938
5,000,000	2.75%, 11/15/2047	5,680,859
1,500,000	3.00%, 02/15/2048	1,783,594
3,500,000	3.00%, 08/15/2048	4,170,195
1,750,000	1.25%, 05/15/2050	1,431,650
TOTAL U.S. TREASURY BONDS AND NOTES — 36.47% (Cost $177,065,803)		$179,066,334
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 14.47%
	U.S. Treasury Bills(f)
55,050,000	0.04%, 10/14/2021	55,049,116
16,000,000	0.05%, 10/19/2021	15,999,596
		71,048,712
Repurchase Agreements — 9.92%
48,700,000	Repurchase agreement (principal amount/value $48,700,000 with a maturity value of $48,700,041 with Daiwa Capital Markets America Inc, 0.03%, dated 9/30/21 to be repurchased at $48,700,041 on 10/1/21 collateralized by U.S. Treasury securities and a U.S. Government Agency security, 0.00% - 3.00%, 12/29/21 - 2/15/47, with a value of $49,674,083.	48,700,000
TOTAL SHORT TERM INVESTMENTS — 24.39% (Cost $119,748,712)		$119,748,712
TOTAL INVESTMENTS — 119.22% (Cost $580,551,116)		$585,422,047
OTHER ASSETS & LIABILITIES, NET — (19.22)%		$(94,388,064)
TOTAL NET ASSETS — 100.00%		$491,033,983
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2021.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2021. Maturity date disclosed represents final maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(f)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
TBA	To Be Announced
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.

September 30, 2021

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.

September 30, 2021